Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Developing Markets Fund))	0 Months Ended
Dec. 28, 2012
Morgan Stanley Capital Emerging Markets Index
Average Annual Return:
1 Year	(18.42%)
5 Years	2.40%
10 Years (or life of class, if less)	13.86%
Morgan Stanley Capital Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	9.91% [1]
Class A
Average Annual Return:
1 Year	(22.81%)
5 Years	4.38%
10 Years (or life of class, if less)	16.83%
Inception Date	Nov. 18, 1996
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(23.10%)
5 Years	2.57%
10 Years (or life of class, if less)	15.32%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(14.61%)
5 Years	3.10%
10 Years (or life of class, if less)	14.68%
Class B
Average Annual Return:
1 Year	(22.83%)
5 Years	4.53%
10 Years (or life of class, if less)	16.98%
Inception Date	Nov. 18, 1996
Class C
Average Annual Return:
1 Year	(19.48%)
5 Years	4.88%
10 Years (or life of class, if less)	16.67%
Inception Date	Nov. 18, 1996
Class N
Average Annual Return:
1 Year	(19.22%)
5 Years	5.22%
10 Years (or life of class, if less)	17.12%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	(17.85%)
5 Years	5.95%
10 Years (or life of class, if less)	11.46%
Inception Date	Sep. 07, 2005

[1]	From 8-31-05